RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	1 Months Ended											3 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Aug. 19, 2015	Jun. 30, 2015	May. 31, 2015	Mar. 27, 2015	Feb. 24, 2015	Feb. 23, 2015	Dec. 30, 2014	Apr. 29, 2014	Apr. 16, 2014	Dec. 16, 2013	Oct. 16, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2006
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party												$ 75,000	$ 75,000				$ 225,000	$ 225,000	$ 300,000	$ 0
Repayments of Related Party Debt				$ 750,000
Revenue, Net												189,000	150,000				1,146,000	$ 563,000	628,000	406,000
Due to Related Parties, Current												893,000		$ 893,000		$ 2,110,000	893,000		$ 2,110,000	1,526,000
Revenue from Related Parties												4,000	$ 0	156,000	$ 0
Stock Issued During Period, Shares, New Issues																			10,000
Aggregate Loan of Family Members of George Schmitt [Member]
Related Party Transaction [Line Items]
Debt Conversion Converted Instrument Stock Options Issued						42,250
Warrants Issued To Purchase Common Stock Exercise Price						$ 20.00
Aggregate Loan of Family Members of George Schmitt [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						5,310
Aggregate Loan of Family Members of George Schmitt [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						845,000
MB Technology Holdings LLC [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent																24.00%			24.00%
Related Party Transaction, Expenses from Transactions with Related Party								$ 25,000
Debt Conversion, Converted Instrument, Shares Issued					1,756,098
Debt Instrument, Convertible, Conversion Price					$ 4.40
Repayments of Related Party Debt																			$ 280,000
Due to Affiliate																$ 931,000			931,000
Payments for Fees																			225,000
Due to Related Parties																75,000			$ 75,000
Distribution Fees					$ 700,000											109,000	$ 90,000
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																	3.00%		3.00%
Percentage Of Distribution Fees									3.00%
Percentage Of Outstanding Shares Of Voting Stock																	11.52%
Due to Related Parties, Current						$ 809,000						893,000		893,000			$ 893,000
Stock Issued During Period, Shares, New Issues					399,114
MB Technology Holdings LLC [Member] | Payroll [Member]
Related Party Transaction [Line Items]
Due to Related Parties																$ 50,000			$ 50,000
MB Technology Holdings LLC [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Distribution Fees					$ 700,000														809,000
Percentage Of Distribution Fees					3.00%
Walnut Hill Telephone Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party																				179,000
Related Party Transaction, Other Revenues from Transactions with Related Party											$ 179,000
Haxtun Telephone Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party																			301,000
Related Party Transaction, Other Revenues from Transactions with Related Party										$ 301,000
George Schmitt [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party							$ 245,000
Repayments of Related Party Debt	$ 500,000
Due to Related Parties												$ 1,900,000		$ 1,900,000			$ 1,900,000
Debt Conversion, Original Debt, Amount						$ 845,000
Itellum LLC [Member]
Related Party Transaction [Line Items]
Revenue, Net		$ 58,000	$ 100,000
Mooers Branto Co [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party																			$ 0	$ 720,000	$ 80,000